Stockholders' Deficit (Details Narrative) (10-K) - USD ($)												3 Months Ended		6 Months Ended		12 Months Ended			51 Months Ended
	Feb. 19, 2020	Sep. 26, 2019	Aug. 14, 2019	Aug. 08, 2019	Apr. 05, 2019	Apr. 04, 2019	Mar. 20, 2019	Mar. 09, 2019	Apr. 06, 2018	Mar. 20, 2018	Feb. 09, 2018	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Aug. 08, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2018	Mar. 08, 2019
Number of shares issued		766,667	7,967,871				4,052,652		36,000
Share price							$ 0.0695		$ 0.0299								$ 0.0299	$ 0.0299	$ 0.0299
Proceeds from issuance of common stock															$ 1,000,000		$ 1,000,000
Warrants to purchase up share		1,000,000	8,000,000							600,000
Warrants exercise price										$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001		$ 0.001	$ 0.2299	$ 0.2299
Number of shares issued, value							$ 281,659		$ 1,076						$ 1,000,000		$ 1,000,000
Accounts payable									$ 19,924
Consulting fees												$ 31,100	$ 37,917	$ 50,474	$ 188,228		$ 342,845	$ 157,976	$ 21,000
Warrants term										4 years
Fair value of adjustments of warrants										$ 19,915
Warrants cancelled amount						$ 6,000
Number of warrants cancelled																	600,000
University of Notre Dame [Member]
Number of shares issued, value							38,500
Accounts payable							$ 243,159
Common Stock and Warrants [Member]
Number of shares issued								14,797,278
6 Cent Warrants [Member]
Warrants to purchase up share								14,797,278												14,797,278
Warrants exercise price								$ 0.06												$ 0.06
8 Cent Warrants [Member]
Warrants to purchase up share								7,398,639
Warrants exercise price								$ 0.08
Warrant [Member]
Warrants exercise price								$ 0.06				$ 0.001		$ 0.001			$ 0.001	$ 0.001	$ 0.001
Warrant expiration date								Mar. 08, 2021
Warrant One [Member]
Warrants exercise price								$ 0.06				0.056		0.056			0.056	0.056	0.056
Warrant expiration date								Mar. 08, 2022
Warrant Two [Member]
Warrants exercise price								$ 0.08				0.04		0.04			0.04	$ 0.04	$ 0.04
Warrant expiration date								Mar. 08, 2022
Warrant Three [Member]
Warrants exercise price								$ 0.08				$ 0.06		$ 0.06			$ 0.06
Warrant expiration date								Mar. 08, 2023
Common Stock Warrants and Options [Member]
Number of shares issued	20,000,000			2,000,000												2,000,000
Share price	$ 0.0115			$ 0.2299
Warrants to purchase up share										600,000	3,000,000
Warrants exercise price										$ 0.001	$ 0.056
Warrants term										4 years	3 years
Fair value of adjustments of warrants										$ 19,915	$ 52,660
Warrants cancelled amount					$ 6,000
Option term	20 years			2 years												2 years
Fair value of options	$ 2,198,411			$ 267,574												$ 267,574
Common stock warrants and options, description	Options will be exercisable on February 19, 2025, and for a period of 15 years expiring on February 19, 2040.			Options will be exercisable on August 8, 2020, and for a period of 3 years expiring on August 8, 2024.						Warrants will be exercisable on March 20, 2019, and for a period of 3 years expiring on March 20, 2022.	Options will be exercisable on August 9, 2019, and for a period of 2 years expiring on August 9, 2021.					Options will be exercisable on August 8, 2020, and for a period of 3 years expiring on August 8, 2024.
Share based compensation														$ 2,198,411			$ 267,574
Warrants expenses																		$ 19,915
Number of warrants cancelled					600,000
Common Stock Warrants and Options One [Member]
Number of shares issued				2,000,000
Share price				$ 0.2299
Option term				2 years
Fair value of options				$ 267,574
Common stock warrants and options, description				Options will be exercisable on August 8, 2022, and for a period of 3 years expiring on August 8, 2025.
Share based compensation														133,056			106,006	$ 52,660
Common Stock Warrants and Options Two [Member]
Number of shares issued				2,000,000
Share price				$ 0.2299
Option term				3 years
Fair value of options				$ 291,842
Common stock warrants and options, description				Options will be exercisable on August 8, 2023, and for a period of 3 years expiring on August 8, 2026.
Share based compensation														72,661			57,889
Common Stock Warrants and Options Three [Member]
Number of shares issued				1,000,000
Share price				$ 0.2299
Option term				2 years
Fair value of options				$ 118,874
Common stock warrants and options, description				Options will be exercisable on August 8, 2020, and for a period of 3 years expiring on August 8, 2023.
Share based compensation																	118,874
Common Stock Warrants and Options Four [Member]
Number of shares issued				1,000,000
Share price				$ 0.2299
Option term				2 years
Fair value of options				$ 118,874
Common stock warrants and options, description				Options will be exercisable on August 8, 2021, and for a period of 3 years expiring on August 8, 2024.
Share based compensation																	118,874
Common Stock Warrants and Options Five [Member]
Number of shares issued				125,000												125,000
Share price				$ 0.2299
Option term				2 years												2 years
Fair value of options				$ 14,859												$ 14,859
Common stock warrants and options, description				Options will be exercisable on August 8, 2020, and for a period of 3 years expiring on August 8, 2023.												Options will be exercisable on August 8, 2020, and for a period of 3 years expiring on August 8, 2023.
Share based compensation																	14,859
Common Stock Warrants and Options Six [Member]
Number of shares issued				125,000
Share price				$ 0.2299
Option term				2 years
Fair value of options				$ 16,723
Common stock warrants and options, description				Options will be exercisable on August 8, 2022, and for a period of 3 years expiring on August 8, 2025.
Share based compensation														8,316			6,625
Common Stock Warrants and Options Seven [Member]
Number of shares issued				125,000
Share price				$ 0.2299
Option term				2 years
Fair value of options				$ 18,240
Common stock warrants and options, description				Options will be exercisable on August 8, 2023, and for a period of 3 years expiring on August 8, 2026.
Share based compensation														4,542			3,618
Common Stock Warrants and Options Eight [Member]
Number of shares issued				125,000
Share price				$ 0.2299
Option term				2 years
Fair value of options				$ 19,525
Common stock warrants and options, description				Options will be exercisable on August 8, 2024, and for a period of 3 years expiring on August 8, 2027.
Share based compensation														$ 3,242			$ 2,615
Purchase Agreement [Member] | Investor [Member]
Number of shares issued								14,797,278
Share price								$ 0.06758
Proceeds from issuance of common stock								$ 1,000,000